Note 22 - HMN Financial, Inc. Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE
2
2
HMN Financial, Inc. Financial Information (Parent Company Only)
The following are the condensed financial statements for the parent company only as of
December 31,
20
17
and
2016
and for the years ended
December 31, 2017,
2016
and
2015.

(Dollars in thousands)	201 7	201 6	201 5
Condensed Balance Sheets
Assets:
Cash and cash equivalents	$2,057	3,314
Investment in subsidiaries	77,006	78,108
Prepaid expenses and other assets	1,867	1,159
Deferred tax asset, net	141	756
Total assets	$81,071	83,337
Liabilities and Stockholders' Equity:
Other borrowed money	$0	7,000
Accrued expenses and other liabilities	253	418
Total liabilities	253	7,418
Common stock	91	91
Additional paid-in capital	50,623	50,566
Retained earnings	91,448	86,886
Net unrealized losses on securities available for sale	(957)	(820)
Unearned employee stock ownership plan shares	(2,030)	(2,223)
Tr easury stock, at cost, 4,631,124 and 4,639,739 shares	(58,357)	(58,581)
Total stockholders' equity	80,818	75,919
Total liabilities and stockholders' equity	$81,071	83,337
Condensed Statements of Income
Interest income	$0	0	1
Interest expense	(306)	(589)	(571)
Equity income of subsidiaries	4,878	7,148	3,629
Compensation and benefits	(257)	(264)	(269)
Occupancy	(30)	(30)	(30)
Data processing	(6)	(6)	(6)
Professional services	(130)	(138)	(119)
Other	(319)	(329)	(216)
Income before income tax benefit	3,830	5,792	2,419
Income tax benefit	(574)	(558)	(537)
Net income	$4,404	6,350	2,956
Condensed Statements of Cash Flows
Cash flows from operating activities:
Net income	$4,404	6,350	2,956
Adjustments to reconcile net income to cash used by operating activities:
Equity income of subsidiaries	(4,878)	(7,148)	(3,629)
Deferred income tax benefit	615	244	22
Earned employee stock ownership shares priced above original cost	147	80	57
Stock option compensation	41	79	0
Amortization of restricted stock awards	147	177	447
Decrease in unearned ESOP shares	193	194	193
Increase in other assets	(6)	(11)	(23)
Dec rease in other liabilities	(866)	(214)	(692)
Other, net	0	(1)	1
Net cash used by operating activities	(203)	(250)	(668)
Cash flows from investing activities:
Decrease in loans receivable, net	0	0	900
Net cash provided by investing activities	0	0	900
Cash flows from financing activities:
Redemption of preferred stock	0	0	(10,000)
Dividends to preferred stockholders	0	0	(225)
Stock awards withheld for tax withholding	(54)	0	0
Proceeds from borrowings	0	0	10,000
Repayments of borrowings	(7,000)	(2,000)	(1,000)
Dividends received from Bank	6,000	3,000	3,000
Net cash (used) provided by financing activities	(1,054)	1,000	1,775
(Decrease) increase in cash and cash equivalents	(1,257)	750	2,007
Cash and cash equivalents, beginning of year	3,314	2,564	557
Cash and cash equivalents, end of year	$2,057	3,314	2,564